FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Summary (Details) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current
Fair value of derivative financial instruments
Assets	CAD 71,438	CAD 215,706
Long-term
Fair value of derivative financial instruments
Assets		30,997
Current
Fair value of derivative financial instruments
Liabilities	4,100	10,826
Long-term
Fair value of derivative financial instruments
Liabilities	3,193	2,396
Foreign exchange derivatives | Current
Fair value of derivative financial instruments
Assets		1,616
Foreign exchange derivatives | Long-term
Fair value of derivative financial instruments
Assets		28,665
Foreign exchange derivatives | Current
Fair value of derivative financial instruments
Liabilities		8,434
Electricity Swaps | Current
Fair value of derivative financial instruments
Liabilities	1,776	1,368
Equity Swaps (gain)/loss | Current
Fair value of derivative financial instruments
Liabilities	2,324	1,024
Equity Swaps (gain)/loss | Long-term
Fair value of derivative financial instruments
Liabilities	3,193	2,396
Commodity Derivative Instruments | Crude Oil Instruments | Current
Fair value of derivative financial instruments
Assets	67,397	167,187
Commodity Derivative Instruments | Gas | Current
Fair value of derivative financial instruments
Assets	CAD 4,041	46,903
Commodity Derivative Instruments | Gas | Long-term
Fair value of derivative financial instruments
Assets		CAD 2,332